Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital [Abstract]
Disclosure of classes of share capital

	December 31, 2023		December 31, 2022
As at	Number	Amount	Number	Amount
Common	79,439,518	$2,607	81,273,936	$2,667
Class B Common	2,281,478	—	2,281,478	—
Total Common	81,720,996	$2,607	83,555,414	$2,667